RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2014
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16.   RELATED PARTY TRANSACTIONS

  Agnico Eagle purchases 50.0% of the net metal content in the dore produced by its jointly owned equity method investee, the Canadian Malartic General Partnership, by way of a net metal content purchase agreement (the "Agreement"). Net metal content purchases under the Agreement are determined by multiplying the number of troy ounces of gold and silver purchased by the London p.m. fix rate for gold and the London fix rate for silver as quoted by the London Bullion Market Association on the date of shipment. Agnico Eagle then sells the gold and silver externally at prevailing spot market metal prices. Between June 16, 2014 and June 30, 2014, Agnico Eagle purchased $20.8 million of gold and $0.3 million of silver from the Canadian Malartic General Partnership. Gold and silver purchased by Agnico Eagle from the Canadian Malartic General Partnership is initially recorded in the concentrates and dore bars line item of the interim unaudited consolidated balance sheets and is reclassified upon external sale as an expense in the production line item of the interim unaudited consolidated statements of income (loss) and comprehensive income (loss). As at June 30, 2014, Agnico Eagle gold and silver purchases totaling $21.1 million remained payable to the Canadian Malartic General Partnership.